LONG-TERM INCENTIVE PLANS - Restricted Shares and Performance Shares (Details) - Restricted Shares and Performance Shares - EquityInstruments	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LONG-TERM INCENTIVE PLANS
Balance, beginning of year	20,433,491	12,525,256	10,086,234
Granted	3,170,952	13,357,922	9,098,389
Forfeited	(1,901,782)	(3,046,593)	(2,717,724)
Exercised	(2,727,577)	(2,403,094)	(3,941,643)
Balance, end of year	18,975,084	20,433,491	12,525,256
Grace period	3 years